Investment in securities (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities

	December 31, 2025				December 31, 2024
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
US government and federal agencies	2,770,749	12,549	(100,827)	2,682,471	2,324,841	1,451	(162,673)	2,163,619
Non-US governments debt securities	—	—	—	—	93,803	—	(335)	93,468
Asset-backed securities - Student loans	—	—	—	—	40	—	—	40
Residential mortgage-backed securities	14,859	—	(1,077)	13,782	17,068	—	(1,709)	15,359
Total available-for-sale	2,785,608	12,549	(101,904)	2,696,253	2,435,752	1,451	(164,717)	2,272,486

Held-to-maturity[1]
US government and federal agencies	2,992,052	857	(426,439)	2,566,470	3,240,290	—	(569,250)	2,671,040
Total held-to-maturity	2,992,052	857	(426,439)	2,566,470	3,240,290	—	(569,250)	2,671,040
[1] For the years ended December 31, 2025, 2024 and 2023, impairments recognized in other comprehensive income for HTM investments were nil.
In the following tables, debt securities with unrealized losses that are not deemed to be credit impaired and for which an allowance for credit losses has not been recorded are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis.

	Less than 12 months		12 months or more
December 31, 2025	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	94,588	(120)	1,296,411	(100,707)	1,390,999	(100,827)
Residential mortgage-backed securities	—	—	13,782	(1,077)	13,782	(1,077)
Total available-for-sale securities with unrealized losses	94,588	(120)	1,310,193	(101,784)	1,404,781	(101,904)

Held-to-maturity securities with unrealized losses
US government and federal agencies	—	—	2,530,638	(426,439)	2,530,638	(426,439)

	Less than 12 months		12 months or more
December 31, 2024	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	696,835	(7,922)	1,187,094	(154,751)	1,883,929	(162,673)
Non-US governments debt securities	—	—	93,468	(335)	93,468	(335)
Asset-backed securities - Student loans	—	—	40	—	40	—
Residential mortgage-backed securities	—	—	15,359	(1,709)	15,359	(1,709)
Total available-for-sale securities with unrealized losses	696,835	(7,922)	1,295,961	(156,795)	1,992,796	(164,717)

Held-to-maturity securities with unrealized losses
US government and federal agencies	36,713	(476)	2,634,326	(568,774)	2,671,039	(569,250)

	December 31, 2025		December 31, 2024
Pledged Investments - secured customer deposit product	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	19,184	18,331	22,888	21,062
Held-to-maturity	96,811	87,154	95,588	84,003

Schedule of investments maturities
The following table presents the remaining term to contractual maturity of the Bank’s securities. The actual maturities may differ as certain securities offer prepayment options to the borrowers.

	Remaining term to maturity
December 31, 2025	Within 1 year	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Available-for-sale
US government and federal agencies	548,825	793,259	—	—	1,340,387	2,682,471
Residential mortgage-backed securities	—	—	—	—	13,782	13,782
Total available-for-sale	548,825	793,259	—	—	1,354,169	2,696,253

Held-to-maturity
US government and federal agencies	—	—	—	—	2,992,052	2,992,052